Convertible Senior Notes - Schedule of Convertible Debt (Details) - Convertible Debt - 0.125% Convertible Senior Notes Due 2025 - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Principal	$ 920	$ 920
Unamortized offering costs	(4)	(7)
Net carrying amount	$ 916	$ 913